Investment Strategy	Mar. 31, 2026
GLOBAL TACTICAL ASSET ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will generally seek exposure to a number of different asset classes based on an asset allocation framework developed by NTI. The asset classes in which the Fund seeks to obtain exposure include but are not limited to small-, mid‑ and large-capitalization common stocks; real estate securities; commodity-related securities; mortgage- and asset-backed securities; and fixed-income securities, including high yield securities and money market instruments. The Fund may invest in securities representing these asset classes directly or obtain exposure to these asset classes by investing in shares of underlying mutual funds and exchange-traded funds (“ETFs”), including mutual funds and ETFs for which NTI, the Fund’s investment adviser, or an affiliate acts as investment adviser (collectively, “Underlying Funds”). In addition, the Fund also may invest directly in derivatives, including but not limited to forward foreign currency exchange contracts, futures contracts and options on futures contracts, for hedging and non-hedging purposes.
The Fund may obtain exposure to securities of U.S. and foreign issuers, including those in emerging markets countries (i.e., those that are generally in the early stages of their industrial cycles). The Fund expects its foreign exposure to be allocated among various regions or countries, including the United States (but in no less than three different countries).
NTI makes tactical asset allocation decisions for the Fund using various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed-income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. NTI continually reviews the Fund’s allocations, adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit in the number of securities or Underlying Funds in which the Fund may invest. The Fund is not required to maintain any minimum or maximum investment in any asset class.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had focused investments in the financials and information technology sectors.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
NTI makes tactical asset allocation decisions for the Fund using various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed-income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. NTI continually reviews the Fund’s allocations, adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit in the number of securities or Underlying Funds in which the Fund may invest. The Fund is not required to maintain any minimum or maximum investment in any asset class.

INCOME EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking to achieve its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets in income-producing equity securities, including dividend-paying common and preferred stocks. Income-producing securities are those that NTI believes will provide dividend yield, based on the security’s indicative yield. The Fund seeks to provide a high level of current income relative to its benchmark index.
In determining capital appreciation potential, NTI uses a proprietary quantitative ranking system that is designed to provide exposure to equity securities that exhibit quality characteristics. Beginning with a broad universe of highly liquid equity securities, NTI applies a proprietary quality score, which ranks each security based on its issuer’s profitability, management efficiency, and cash generation, to screen out the lowest quality securities based on their proprietary ranking. NTI then selects securities from the remaining universe that it believes will achieve the appropriate quality and yield exposures. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector and portfolio levels through portfolio diversification. Final purchase decisions are made based on the desired level of diversification and dividend yield.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. NTI will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the information technology sector.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets in income-producing equity securities, including dividend-paying common and preferred stocks. Income-producing securities are those that NTI believes will provide dividend yield, based on the security’s indicative yield. The Fund seeks to provide a high level of current income relative to its benchmark index.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In determining capital appreciation potential, NTI uses a proprietary quantitative ranking system that is designed to provide exposure to equity securities that exhibit quality characteristics. Beginning with a broad universe of highly liquid equity securities, NTI applies a proprietary quality score, which ranks each security based on its issuer’s profitability, management efficiency, and cash generation, to screen out the lowest quality securities based on their proprietary ranking. NTI then selects securities from the remaining universe that it believes will achieve the appropriate quality and yield exposures. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector and portfolio levels through portfolio diversification. Final purchase decisions are made based on the desired level of diversification and dividend yield.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking to achieve its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets in income-producing equity securities, including dividend-paying common and preferred stocks.
INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities. The principal types of equity securities in which the Fund invests include common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Under normal circumstances, the Fund will invest significantly (at least 40%) in the securities of companies that are located, headquartered, incorporated or otherwise organized outside of the United States. These companies generally have market capitalizations in excess of $1 billion. The Fund may invest up to 25% of its total assets in emerging market countries (i.e., those that are generally in the early stages of their industrial cycles).
The Fund’s investment strategy attempts to create a portfolio with similar risk, style, capitalization and industry characteristics as the MSCI World ex USA Index with the potential to provide excess returns by allowing the Fund to hold a portion, but not all of the securities in the MSCI World ex USA Index. In managing the Fund, NTI attempts to achieve the Fund’s objective by overweighting those stocks that it believes will outperform the MSCI World ex USA Index and underweighting (or excluding entirely) those stocks that it believes will underperform the MSCI World ex USA Index. The Fund seeks to accomplish this goal by employing a strategy that uses statistics and advanced econometric methods to evaluate fundamental and quantifiable stock or firm characteristics (such as relative valuation, price momentum and earnings quality). The characteristics are combined to create a proprietary multifactor quantitative stock selection model that generates stock specific forecasts that are used along with controls intended to manage risk to determine security weightings.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity.
Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. NTI will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors, countries and/or geographic regions. As of March 31, 2026, the Fund had focused investments in the financials and industrials sectors and in Japan and the European Union.
MSCI Inc. does not endorse any of the securities in the MSCI World ex USA Index. It is not a sponsor of the International Equity Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities. The principal types of equity securities in which the Fund invests include common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Under normal circumstances, the Fund will invest significantly (at least 40%) in the securities of companies that are located, headquartered, incorporated or otherwise organized outside of the United States. These companies generally have market capitalizations in excess of $1 billion. The Fund may invest up to 25% of its total assets in emerging market countries (i.e., those that are generally in the early stages of their industrial cycles).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund’s investment strategy attempts to create a portfolio with similar risk, style, capitalization and industry characteristics as the MSCI World ex USA Index with the potential to provide excess returns by allowing the Fund to hold a portion, but not all of the securities in the MSCI World ex USA Index. In managing the Fund, NTI attempts to achieve the Fund’s objective by overweighting those stocks that it believes will outperform the MSCI World ex USA Index and underweighting (or excluding entirely) those stocks that it believes will underperform the MSCI World ex USA Index. The Fund seeks to accomplish this goal by employing a strategy that uses statistics and advanced econometric methods to evaluate fundamental and quantifiable stock or firm characteristics (such as relative valuation, price momentum and earnings quality). The characteristics are combined to create a proprietary multifactor quantitative stock selection model that generates stock specific forecasts that are used along with controls intended to manage risk to determine security weightings.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities. The principal types of equity securities in which the Fund invests include common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
LARGE CAP CORE FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a broadly diversified portfolio of equity securities of large capitalization U.S. companies, including foreign issuers that are traded in the U.S. Large capitalization companies generally are considered to be those whose market capitalization is within the range of the market capitalization of the companies in the Russell 1000® Index.
The Fund seeks to achieve its investment objective by employing a strategy that uses statistics and advanced econometric methods to evaluate fundamental and quantifiable stock or firm characteristics (such as relative valuation, price momentum and earnings quality). The characteristics are combined to create a proprietary multifactor quantitative stock selection model, which generates stock specific forecasts that are used along with controls intended to manage risk to determine security weightings. Under the Fund’s core investment style, the Fund invests in a mix of both growth and value securities and the Fund’s overall portfolio is not anticipated to show a significant bias to either style.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. NTI will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the information technology sector.
Frank Russell Company does not endorse any of the securities in the Russell 1000® Index. It is not a sponsor of the Large Cap Core Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a broadly diversified portfolio of equity securities of large capitalization U.S. companies, including foreign issuers that are traded in the U.S. Large capitalization companies generally are considered to be those whose market capitalization is within the range of the market capitalization of the companies in the Russell 1000® Index.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to achieve its investment objective by employing a strategy that uses statistics and advanced econometric methods to evaluate fundamental and quantifiable stock or firm characteristics (such as relative valuation, price momentum and earnings quality). The characteristics are combined to create a proprietary multifactor quantitative stock selection model, which generates stock specific forecasts that are used along with controls intended to manage risk to determine security weightings. Under the Fund’s core investment style, the Fund invests in a mix of both growth and value securities and the Fund’s overall portfolio is not anticipated to show a significant bias to either style.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In seeking its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a broadly diversified portfolio of equity securities of large capitalization U.S. companies, including foreign issuers that are traded in the U.S. Large capitalization companies generally are considered to be those whose market capitalization is within the range of the market capitalization of the companies in the Russell 1000® Index.

LARGE CAP VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization value companies. Large capitalization value companies generally are considered to be those (i) whose market capitalization is within the range of the market capitalization of the companies in the Russell 1000® Value Index, and (ii) that meet one of the following metrics: (a) is included in the Russell 1000® Value Index or other third-party value index, or (b) is classified as value by a third-party financial data provider.
In buying stocks, NTI uses a quantitatively managed strategy designed to provide exposure to value and quality factors. Beginning with a broad universe of highly liquid equity securities, NTI seeks to identify those securities that are out‑of‑favor and undervalued by applying a proprietary value screen. Once the targeted universe of value securities has been identified, NTI applies a proprietary quality score to rank each security to eliminate the lowest quality securities based on their proprietary ranking. NTI then selects securities from the remaining universe that it believes will achieve the appropriate capitalization and diversification goals, while focusing on those value securities ranking in the top quintile based on their proprietary quality and value score. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector, region and portfolio levels through portfolio diversification. Final purchase decisions are made based on a fundamental review of the remaining companies and on the desired level of diversification.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. NTI will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the financials sector.
Frank Russell Company does not endorse any of the securities in the Russell 1000® Value Index. It is not a sponsor of the Large Cap Value Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization value companies. Large capitalization value companies generally are considered to be those (i) whose market capitalization is within the range of the market capitalization of the companies in the Russell 1000® Value Index, and (ii) that meet one of the following metrics: (a) is included in the Russell 1000® Value Index or other third-party value index, or (b) is classified as value by a third-party financial data provider.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In buying stocks, NTI uses a quantitatively managed strategy designed to provide exposure to value and quality factors. Beginning with a broad universe of highly liquid equity securities, NTI seeks to identify those securities that are out‑of‑favor and undervalued by applying a proprietary value screen. Once the targeted universe of value securities has been identified, NTI applies a proprietary quality score to rank each security to eliminate the lowest quality securities based on their proprietary ranking. NTI then selects securities from the remaining universe that it believes will achieve the appropriate capitalization and diversification goals, while focusing on those value securities ranking in the top quintile based on their proprietary quality and value score. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector, region and portfolio levels through portfolio diversification. Final purchase decisions are made based on a fundamental review of the remaining companies and on the desired level of diversification.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization value companies.
SMALL CAP VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization value companies. Small capitalization value companies generally are considered to be those (i) whose market capitalization is within the range of the market capitalization of companies in the Russell 2000® Value Index, and (ii) that meet one of the following metrics: (a) is included in the Russell 2000® Value Index or other third-party value index, or (b) is classified as value by a third-party financial data provider.
Using a quantitative analysis to evaluate financial data, NTI buys small capitalization stocks of companies believed to be worth more than is indicated by current market prices. Similarly, the management team normally will sell a security that it believes has achieved its full valuation, is not attractively priced or for other reasons. The team also may sell securities in order to maintain the desired portfolio characteristics of the Fund. In determining whether a stock is attractively priced, the Fund employs a strategy that uses statistics and other methods to evaluate fundamental and quantifiable stock or firm characteristics (such as relative attractiveness across valuation, price momentum and earnings quality). The characteristics are combined to create a proprietary multi-factor quantitative stock selection model that seeks to generate excess returns relative to the Russell 2000® Value Index by over- and underweighting securities included in such index.
Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity.
Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the financials sector.
Frank Russell Company does not endorse any of the securities in the Russell 2000® Value Index. It is not a sponsor of the Small Cap Value Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization value companies. Small capitalization value companies generally are considered to be those (i) whose market capitalization is within the range of the market capitalization of companies in the Russell 2000® Value Index, and (ii) that meet one of the following metrics: (a) is included in the Russell 2000® Value Index or other third-party value index, or (b) is classified as value by a third-party financial data provider.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Using a quantitative analysis to evaluate financial data, NTI buys small capitalization stocks of companies believed to be worth more than is indicated by current market prices. Similarly, the management team normally will sell a security that it believes has achieved its full valuation, is not attractively priced or for other reasons. The team also may sell securities in order to maintain the desired portfolio characteristics of the Fund. In determining whether a stock is attractively priced, the Fund employs a strategy that uses statistics and other methods to evaluate fundamental and quantifiable stock or firm characteristics (such as relative attractiveness across valuation, price momentum and earnings quality). The characteristics are combined to create a proprietary multi-factor quantitative stock selection model that seeks to generate excess returns relative to the Russell 2000® Value Index by over- and underweighting securities included in such index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization value companies.
SMALL CAP CORE FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies. Small capitalization companies generally are considered to be those whose market capitalization is within the range of the market capitalization of companies in the Russell 2000® Index.
Using a quantitative analysis to evaluate financial data, NTI buys securities of small capitalization companies that it believes have favorable characteristics such as earnings quality and returns on equity relative to their peers. The team may sell securities in order to maintain the desired portfolio characteristics of the Fund. In determining whether a company has favorable characteristics, NTI uses an evaluation process that includes, but is not limited to:
∎	Quantitative review of fundamental factors such as earnings metrics and capital deployment; and
∎	Systematic evaluations of new securities with attractive attributes and re‑evaluations of portfolio holdings.
Under the Fund’s core investment style, the Fund invests in a mix of both growth and value securities and the Fund’s overall portfolio is not anticipated to show a significant bias to either style. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector and portfolio levels through portfolio diversification. Final purchase decisions are made based on a quantitative review of each company and on the desired level of diversification.
Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends. The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had focused investments in the financials, industrials, and health care sectors.
Frank Russell Company does not endorse any of the securities in the Russell 2000® Index. It is not a sponsor of the Small Cap Core Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies. Small capitalization companies generally are considered to be those whose market capitalization is within the range of the market capitalization of companies in the Russell 2000® Index.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Using a quantitative analysis to evaluate financial data, NTI buys securities of small capitalization companies that it believes have favorable characteristics such as earnings quality and returns on equity relative to their peers. The team may sell securities in order to maintain the desired portfolio characteristics of the Fund. In determining whether a company has favorable characteristics, NTI uses an evaluation process that includes, but is not limited to:
∎	Quantitative review of fundamental factors such as earnings metrics and capital deployment; and
∎	Systematic evaluations of new securities with attractive attributes and re‑evaluations of portfolio holdings.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies.
U.S. Quality ESG Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large and mid‑capitalization U.S. companies that NTI believes have favorable environmental, social and governance (“ESG”) characteristics and that meet NTI’s proprietary quality criteria. For purposes of the definition of large or mid‑capitalization companies, companies with a market capitalization within the range of the Russell 1000® Index will be considered large or mid‑capitalization companies.
Using a quantitative, factor based approach, the Fund intends to invest in companies that: (i) meet certain criteria for ESG factors using data provided by one or more third-party research vendors; (ii) meet NTI’s proprietary quality criteria through exhibiting strong business fundamentals based on signals including, but not limited to, profitability, management efficiency, and cash flow generation while additionally considering other company characteristics such as valuation, momentum, and long-term stakeholder value; and (iii) are located, headquartered in, incorporated in or otherwise organized in the United States. The Fund’s ESG criteria is applied to all equity securities that are included in the Russell 1000® Index, except that the Fund may at times hold securities that are subject to, or may hold securities as a result of, certain corporate actions, which securities may not be evaluated for ESG criteria. The Fund expects its investments to be allocated among companies that are diversified in terms of industries and capitalization ranges.
The Fund is managed according to a quantitative model developed by NTI. To define an investable universe and what NTI considers to be companies with favorable ESG characteristics: (i) NTI first excludes securities of companies included in the Russell 1000® Index that are involved in ESG controversies classified as “very severe” by a third-party research vendor under certain global conventions, such as the
United Nations Global Compact Principles; and (ii) NTI also removes companies that, based on its evaluation of ESG data, appear to do a poor job of managing their ESG risks and opportunities relative to their peers as well as those with specified levels of involvement in controversial business practices, e.g., tobacco, civilian firearms, thermal coal, and both controversial and conventional weapons. NTI may modify this list of excluded companies at any time, without shareholder approval or notice.
NTI engages a third-party research vendor to provide ESG data for U.S. companies. The third-party vendor identifies ESG areas of risk and opportunity, evaluates exposure and management, and ranks and rates companies against their industry peers.
NTI also evaluates and ranks the quality of the securities in the universe using NTI’s proprietary quality methodology. NTI defines a “quality” security as one that meets NTI’s proprietary quality criteria based on signals including, but not limited to, those associated with profitability, management efficiency, and cash flow generation. In addition to the ESG and quality criteria described above, other company characteristics, such as valuation, momentum, and long-term stakeholder value, are considered in the security selection process.
The Fund is constructed based on an optimization methodology designed to take active exposure by overweighting and underweighting securities based on their ESG, financial quality, and other quantitative criteria described above. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector and portfolio levels through portfolio diversification. NTI makes final purchase decisions based on the quantitative model described above and on the desired level of diversification. The Fund will normally sell a security that NTI believes is no longer attractive based upon the evaluation criteria described above. Further, in making purchase and sell decisions, NTI seeks to create a portfolio comprised of companies with a lower aggregate carbon footprint than the aggregate carbon footprint of the companies in the Russell 1000® Index, which includes consideration of a company’s emissions and carbon reserves as well as the extent to which a company is prepared for, and can mitigate risk associated with, a transition to a low carbon economy. NTI also seeks to create a portfolio comprised of companies with a higher aggregate ESG score, based on data provided by a third-party research vendor, than the aggregate ESG score of companies in the Russell 1000® Index.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. ESG criteria are not separately applied to the Fund’s investments in derivatives.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the information technology sector.
Frank Russell Company does not endorse any of the securities in the Russell 1000® Index. It is not a sponsor of the Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large and mid‑capitalization U.S. companies that NTI believes have favorable environmental, social and governance (“ESG”) characteristics and that meet NTI’s proprietary quality criteria. For purposes of the definition of large or mid‑capitalization companies, companies with a market capitalization within the range of the Russell 1000® Index will be considered large or mid‑capitalization companies.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Using a quantitative, factor based approach, the Fund intends to invest in companies that: (i) meet certain criteria for ESG factors using data provided by one or more third-party research vendors; (ii) meet NTI’s proprietary quality criteria through exhibiting strong business fundamentals based on signals including, but not limited to, profitability, management efficiency, and cash flow generation while additionally considering other company characteristics such as valuation, momentum, and long-term stakeholder value; and (iii) are located, headquartered in, incorporated in or otherwise organized in the United States. The Fund’s ESG criteria is applied to all equity securities that are included in the Russell 1000® Index, except that the Fund may at times hold securities that are subject to, or may hold securities as a result of, certain corporate actions, which securities may not be evaluated for ESG criteria. The Fund expects its investments to be allocated among companies that are diversified in terms of industries and capitalization ranges.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large and mid‑capitalization U.S. companies that NTI believes have favorable environmental, social and governance (“ESG”) characteristics and that meet NTI’s proprietary quality criteria.
EMERGING MARKETS EQUITY INDEX FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities, in weightings that approximate the relative composition of the securities included in the Index, in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities, and in MSCI Emerging Markets Index futures approved by the Commodity Futures Trading Commission. The Fund’s common stock investments also include China A‑shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Index captures large and mid‑cap representation across 24 Emerging Markets countries, as determined by the index provider, and covers approximately 85% of the free float-adjusted market capitalization in each country as of May 29, 2026. As of May 29, 2026, the Index was comprised of 1,205 constituents with market capitalizations ranging from $110.44 million to $1.85 trillion. It is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions.
The Fund generally invests in substantially all of the securities in the Index in approximately the same proportion as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.
Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non‑diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors, countries and/or geographic regions. As of March 31, 2026, the Fund had focused investments in China, South Korea and Taiwan, and in the financials and information technology sectors.
NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.
The Index is created and sponsored by Morgan Stanley Capital International, Inc. (“MSCI”), as the index provider. MSCI determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. MSCI does not endorse any of the securities in the Index. It is not a sponsor of the Emerging Markets Equity Index Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities, in weightings that approximate the relative composition of the securities included in the Index, in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities, and in MSCI Emerging Markets Index futures approved by the Commodity Futures Trading Commission. The Fund’s common stock investments also include China A‑shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund generally invests in substantially all of the securities in the Index in approximately the same proportion as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities, in weightings that approximate the relative composition of the securities included in the Index, in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities, and in MSCI Emerging Markets Index futures approved by the Commodity Futures Trading Commission.
GLOBAL REAL ESTATE INDEX FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities. The Index is a free float-adjusted, market capitalization global index that consists of large, mid and small‑cap stocks across 23 Developed Markets (DM) and 24 Emerging Markets (EM) engaged in the ownership, development and management of specific core property type real estate, as determined by the index provider. The Index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The Fund will concentrate its investments (i.e., invest at least 25% or more of its total assets) in issuers principally engaged in real estate activities.
As of May 29, 2026, the Index was comprised of 472 constituents with market capitalizations ranging from $18.13 million to $140.92 billion. The Index is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions. The Fund generally invests in substantially all of the securities in the Index in approximately the same proportions as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non‑diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular countries and/or geographic regions.
NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.
The Index is created and sponsored by Morgan Stanley Capital International, Inc. (“MSCI”), as the index provider. MSCI determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. MSCI does not endorse any of the securities in the Index. It is not a sponsor of the Global Real Estate Index Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities. The Index is a free float-adjusted, market capitalization global index that consists of large, mid and small‑cap stocks across 23 Developed Markets (DM) and 24 Emerging Markets (EM) engaged in the ownership, development and management of specific core property type real estate, as determined by the index provider. The Index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The Fund will concentrate its investments (i.e., invest at least 25% or more of its total assets) in issuers principally engaged in real estate activities.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions. The Fund generally invests in substantially all of the securities in the Index in approximately the same proportions as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest at least 25% or more of its total assets) in issuers principally engaged in real estate activities.
INTERNATIONAL EQUITY INDEX FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities and Index futures approved by the Commodity Futures Trading Commission.
The Index captures large and mid‑cap representation across 21 Developed Markets countries around the world, as determined by the index provider, excluding the US and Canada, and covers approximately 85% of the free float-adjusted market capitalization in each country included in the Index as of May 29, 2026. As of May 29, 2026, the Index was comprised of 689 constituents with market capitalizations ranging from $2.08 billion to $627.24 billion. It is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions.
The Fund generally invests in substantially all of the securities in the Index in approximately the same proportions as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.
Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non‑diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity.
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors, countries and/or geographic regions. As of March 31, 2026, the Fund had focused investments in the financials and industrials sectors and in Japan and the European Union.
NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.
The Index is created and sponsored by Morgan Stanley Capital International (“MSCI”), as the index provider. MSCI determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. MSCI does not endorse any of the securities in the Index. It is not a sponsor of the International Equity Index Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund generally invests in substantially all of the securities in the Index in approximately the same proportions as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities and Index futures approved by the Commodity Futures Trading Commission.

MID CAP INDEX FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the S&P MidCap 400® Index, in weightings that approximate the relative composition of securities contained in the Index, and in S&P MidCap 400® Index futures approved by the Commodity Futures Trading Commission.
The Index is a free float-adjusted market capitalization index consisting of 400 mid‑capitalization stocks. As of May 29, 2026, the approximate market capitalization of the companies in the Index was between $980.4 million and $55.4 billion. It is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions.
The Fund generally invests in substantially all of the securities in the Index in approximately the same proportion as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.
Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non‑diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the industrials sector.
NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.
The Index is created and sponsored by S&P Dow Jones Indices (“S&P”), as the index provider. S&P determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. S&P does not endorse any of the securities in the Index. It is not a sponsor of the Mid Cap Index Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund generally invests in substantially all of the securities in the Index in approximately the same proportion as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the S&P MidCap 400® Index, in weightings that approximate the relative composition of securities contained in the Index, and in S&P MidCap 400® Index futures approved by the Commodity Futures Trading Commission.

SMALL CAP INDEX FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Index, in weightings that approximate the relative composition of securities contained in the Index, and in Index futures approved by the Commodity Futures Trading Commission.
The Index measures the performance of the small‑cap segment of the US equity universe. The Index is a subset of the Russell 3000® Index, which is designed to represent approximately 98% of the investable US equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000® Index based on a combination of their market capitalization and current index membership, and represents approximately 5% of the total market capitalization of the Russell 3000® Index. As of May 31, 2026, the approximate median market capitalization of the companies in the Index was $1.12 billion. The Index is rebalanced semi-annually. The Fund generally rebalances its portfolio in accordance with the Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions. The Fund generally invests in substantially all of the securities in the Index in approximately the same proportions as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.
Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non‑diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had focused investments in the health care, industrials and financials sectors.
NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.
The Index is created and sponsored by Frank Russell Company (“Russell”), as the index provider. Russell determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Russell does not endorse any of the securities in the Index. It is not a sponsor of the Small Cap Index Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had focused investments in the health care, industrials and financials sectors.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions. The Fund generally invests in substantially all of the securities in the Index in approximately the same proportions as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Index, in weightings that approximate the relative composition of securities contained in the Index, and in Index futures approved by the Commodity Futures Trading Commission.

STOCK INDEX FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures approved by the Commodity Futures Trading Commission.
The Index is a free float-adjusted market capitalization index consisting of 503 stocks and is a widely recognized measure of large‑cap U.S. equities. As of May 29, 2026, the approximate market capitalization of the companies in the Index was between $5.52 billion to $5.13 trillion. It is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions. The Fund generally invests in substantially all of the securities in the Index in approximately the same proportion as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.
Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non‑diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the information technology sector.
NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.
The Index is created and sponsored by S&P® Dow Jones Indices (“S&P”), as the index provider. S&P determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. S&P does not endorse any of the securities in the Index. It is not a sponsor of the Stock Index Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the information technology sector.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions. The Fund generally invests in substantially all of the securities in the Index in approximately the same proportion as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures approved by the Commodity Futures Trading Commission.

World Selection Index Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities.
The Index is a free float-adjusted market capitalization weighted index designed to represent the performance of companies selected from the MSCI World Index based on environmental, social and governance (“ESG”) criteria, as determined by the index provider. The Index is a member of the MSCI Selection Indexes and is constructed by aggregating the following regional indexes: MSCI Pacific Selection Index, MSCI Europe & Middle East Selection Index, MSCI Canada Selection Index and MSCI USA Selection Index. The Index’s parent index is the MSCI World Index, which consists of large and mid‑cap companies in 23 Developed Markets Countries, as determined by the index provider. As of May 29, 2026, the Index was comprised of 653 constituents with market capitalizations ranging from $2.34 billion to $5.13 trillion.
Constituent selection for the Index is based on data from MSCI Solutions. The Index is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index.
The Index targets sector weights consistent with those of its parent index. The Index methodology aims to include securities of companies with the highest ESG ratings representing 50% of the market capitalization in each sector of its parent index. For companies that are not existing constituents of the Index, companies identified by the index provider as having an MSCI ESG Rating of ‘BB’ or above and an MSCI Controversies Score of 3 or above are eligible for inclusion in the Index. MSCI ESG Ratings aim to measure a company’s management of environmental, social, and governance risks and opportunities relative to industry peers. MSCI Controversies Scores assess controversies concerning the potential negative environmental, social, and/or governance impact of a company’s operations, products, and services. MSCI Controversies Scores are on a scale from 0 to 10, with 0 being the most severe controversy rating. Current constituents of the Index must have an MSCI ESG Rating of ‘BB’ or above and an MSCI Controversies Score of 1 or above to remain eligible for inclusion in the Index. In addition, companies involved in certain business activities that meet business involvement criteria as prescribed per the index methodology are excluded from the Index, including (but not limited to) controversial weapons, nuclear weapons, civilian firearms, tobacco-related products, production of alcohol-related products, production of conventional weapons and components, ownership of operation of gambling-related business activities, ownership or operation of nuclear power plants, fossil fuel extraction, thermal coal mining and unconventional oil and gas extraction, thermal coal based power generation, production of palm oil, and arctic oil and gas production. Such exclusions are based on percentage of revenue thresholds for certain categories (ranging from 5‑10% or more of revenue from a specified activity) and categorical exclusions for others (e.g., controversial weapons). The selection universe for the MSCI Selection Indexes is the constituents of the MSCI Global Investable Market Indexes.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index and in response to subscriptions and redemptions. It, therefore, is possible that the Fund may continue to hold the securities of a company that is underperforming or, subsequent to its inclusion in the Index, has become involved in a controversial product or activity that would result in it no longer being eligible for inclusion in the Index, until such company is removed from the Index.
The Fund generally invests in substantially all of the securities in the Index in approximately the same proportions as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.
Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non‑diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had focused investments in the information technology and financials sectors.
NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.
The Index is created and sponsored by Morgan Stanley Capital International, Inc. (“MSCI”), as the index provider. MSCI determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. MSCI does not endorse any of the securities in the Index. It is not a sponsor of the World Selection Index Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had focused investments in the information technology and financials sectors.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund generally invests in substantially all of the securities in the Index in approximately the same proportions as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities.

BOND INDEX FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in bonds and other fixed-income securities included in the Index in weightings that approximate the relative composition of securities contained in the Index. The Fund will maintain a dollar-weighted average maturity consistent with the Index, which generally ranges between five to ten years.
The Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. As of May 29, 2026, the Index was comprised of 14,173 constituents. It is rebalanced monthly. The Fund generally rebalances its portfolio in accordance with the Index.
The Fund may seek to obtain exposure to mortgage-backed and mortgage-related securities (collectively, “MBS”) through to‑be‑announced (“TBA”) transactions. Most transactions in MBS occur through TBA transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to that of an index. The Fund may or may not hold all of the securities that are included in the Index. The Fund reserves the right to invest in all of the securities in the Index in approximately the same proportion (i.e., replication) if NTI determines that it is in the best interest of the Fund.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non‑diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assts) in one or more particular sectors.
NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to more closely track duration, credit and interest rate risks consistent with the Index, and for cash management purposes.
The Index is created and sponsored by Bloomberg Index Services Limited (“Bloomberg”), as the index provider. Bloomberg determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Bloomberg does not endorse any of the securities in the Index. It is not a sponsor of the Bond Index Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assts) in one or more particular sectors.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index as well as in response to subscriptions and redemptions.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to that of an index. The Fund may or may not hold all of the securities that are included in the Index. The Fund reserves the right to invest in all of the securities in the Index in approximately the same proportion (i.e., replication) if NTI determines that it is in the best interest of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in bonds and other fixed-income securities included in the Index in weightings that approximate the relative composition of securities contained in the Index. The Fund will maintain a dollar-weighted average maturity consistent with the Index, which generally ranges between five to ten years.

CORE BOND FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

∎	Obligations of U.S. state and local governments, and foreign governments;
∎	Obligations of domestic and foreign banks and corporations;
∎	Zero coupon bonds and debentures;
∎	Mortgage and other asset-backed securities;
∎	Inflation-indexed securities; and
∎	Stripped securities evidencing ownership of future interest or principal payments on debt obligations.
The Fund invests primarily in the investment grade debt obligations of domestic issuers. Investment grade debt obligations are obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by NTI to be of comparable quality. Credit ratings are determined at the time of purchase. The Fund also may invest up to 25% of its total assets in U.S. dollar denominated investment grade obligations of foreign issuers.
The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable total return in light of these risks.
The Fund may seek to obtain exposure to mortgage-backed and mortgage-related securities (collectively, “MBS”) through to‑be‑announced (“TBA”) transactions. Most transactions in MBS occur through TBA transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between three and fifteen years.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

∎	Obligations of U.S. state and local governments, and foreign governments;
∎	Obligations of domestic and foreign banks and corporations;
∎	Zero coupon bonds and debentures;
∎	Mortgage and other asset-backed securities;
∎	Inflation-indexed securities; and
∎	Stripped securities evidencing ownership of future interest or principal payments on debt obligations.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable total return in light of these risks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities.
FIXED INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

∎	Obligations of U.S. state and local governments, and foreign governments;
∎	Obligations of domestic and foreign banks and corporations;
∎	Zero coupon bonds, debentures, convertible securities and loan participations;
∎	Mortgage and other asset-backed securities;
∎	Inflation-indexed securities; and
∎	Stripped securities evidencing ownership of future interest or principal payments on debt obligations.
The Fund may also seek to obtain exposure to these securities through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund primarily invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). However, the Fund may invest up to 20% of its total assets in domestic and foreign debt obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.
The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
The Fund may seek to obtain exposure to mortgage-backed and mortgage-related securities (collectively, “MBS”) through to‑be‑announced (“TBA”) transactions. Most transactions in MBS occur through TBA transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between three and fifteen years.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the industrials sector.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

∎	Obligations of U.S. state and local governments, and foreign governments;
∎	Obligations of domestic and foreign banks and corporations;
∎	Zero coupon bonds, debentures, convertible securities and loan participations;
∎	Mortgage and other asset-backed securities;
∎	Inflation-indexed securities; and
∎	Stripped securities evidencing ownership of future interest or principal payments on debt obligations.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may also seek to obtain exposure to these securities through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund primarily invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). However, the Fund may invest up to 20% of its total assets in domestic and foreign debt obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities.
HIGH YIELD FIXED INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in lower quality bonds and other fixed-income securities (commonly referred to as “junk bonds”). Bonds and other fixed-income securities may include:
∎	Obligations of U.S. and foreign corporations and banks;
∎	Obligations of U.S. state and local governments, and foreign governments;
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. or foreign governments, their agencies or instrumentalities;

∎	Senior and subordinated bonds and debentures;
∎	Zero coupon, pay‑in‑kind and capital appreciation bonds;
∎	Convertible securities, preferred stock, structured securities and loan participations;
∎	Inflation-indexed securities;
∎	Warrants, rights and other equity securities that are acquired in connection with the Fund’s investments in debt or convertible securities; and
∎	Repurchase agreements relating to the above instruments.
Lower quality bonds or below-investment grade securities are those rated BB, Ba or lower by a Nationally Recognized
Statistical Rating Organization (“NRSRO”), or unrated securities determined to be of comparable quality by NTI.
There is no minimum rating for a security purchased or held by the Fund, and the Fund may purchase securities that are in default.
The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
In buying and selling securities for the Fund, the Fund’s investment adviser uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable return in light of the risks. NTI also may consider obligations with a more favorable or improving credit or industry outlook that provide the potential for capital appreciation.
The Fund does not have any portfolio maturity limitation, and may invest its assets from time to time in instruments with short, medium or long maturities. From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the industrial sector.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in lower quality bonds and other fixed-income securities (commonly referred to as “junk bonds”). Bonds and other fixed-income securities may include:
∎	Obligations of U.S. and foreign corporations and banks;
∎	Obligations of U.S. state and local governments, and foreign governments;
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. or foreign governments, their agencies or instrumentalities;

∎	Senior and subordinated bonds and debentures;
∎	Zero coupon, pay‑in‑kind and capital appreciation bonds;
∎	Convertible securities, preferred stock, structured securities and loan participations;
∎	Inflation-indexed securities;
∎	Warrants, rights and other equity securities that are acquired in connection with the Fund’s investments in debt or convertible securities; and
∎	Repurchase agreements relating to the above instruments.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In buying and selling securities for the Fund, the Fund’s investment adviser uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable return in light of the risks. NTI also may consider obligations with a more favorable or improving credit or industry outlook that provide the potential for capital appreciation.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in lower quality bonds and other fixed-income securities (commonly referred to as “junk bonds”).
SHORT BOND FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

∎	Obligations of U.S. state and local governments, and foreign governments;
∎	Obligations of domestic and foreign banks and corporations;
∎	Debentures and convertible securities;
∎	Mortgage and other asset-backed securities;
∎	Inflation-indexed securities;
∎	Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and
∎	Repurchase agreements relating to the above instruments.
The Fund may also seek to obtain exposure to these securities through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
Although the Fund will generally invest primarily in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI), it may also invest up to 20% of its total assets in domestic and foreign debt obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.
The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between one and three years.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had focused investments in the financials and industrials sectors.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities.
LIMITED TERM U.S. GOVERNMENT FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and repurchase agreements relating to such securities. These may include:
∎	U.S. Treasury bills, notes and bonds;
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

∎
Mortgage-related securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, including U.S. agency mortgage-backed pass through securities (“MBS”) that may not be backed by the full faith and credit of the U.S. government;

∎	Stripped securities evidencing ownership of future interest or principal payments on obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises; and
∎	Inflation-indexed securities issued by the U.S. Treasury, known as U.S. Treasury Inflation-Protected Securities, or TIPS.
The Fund may also seek to obtain all or a portion of the Fund’s exposure to MBS by investing in shares of one or more affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed and mortgage-related securities) that the team believes will provide a favorable return in light of these risks.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between two and five years.
The Fund may also invest in securities issued by U.S. government-sponsored enterprises. Obligations issued by U.S. government-sponsored enterprises are neither issued nor guaranteed by the U.S. Treasury and therefore are not backed by the full faith and credit of the United States.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund may also seek to obtain all or a portion of the Fund’s exposure to MBS by investing in shares of one or more affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed and mortgage-related securities) that the team believes will provide a favorable return in light of these risks.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and repurchase agreements relating to such securities.
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will, under normal circumstances, invest primarily (and not less than 80% of its net assets) in fixed-income securities. These include:
∎	Obligations of U.S. state and local governments, and foreign governments;
∎	Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises;
∎	Commercial paper and other obligations of domestic and foreign banks and corporations;
∎	Zero coupon bonds, debentures, preferred stock and convertible securities;
∎	Inflation-indexed securities;
∎	Mortgage and other asset-backed securities; and
∎	Repurchase agreements relating to the above instruments.
The Fund invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). Credit ratings are determined at the time of purchase. The Fund’s average portfolio quality is expected to be “A” or better. The Fund will focus primarily on U.S. securities, but may also invest in fixed-income securities of foreign issuers. The Fund’s investments in foreign securities will consist only of U.S. dollar-denominated securities.
The Fund seeks to provide investors in higher tax brackets with more after‑tax yield than a money market fund with the potential for capital appreciation. The Fund is not a money market fund, and its net asset value (“NAV”) will fluctuate.
The Fund seeks to maximize after‑tax returns by pursuing what NTI believes to be the best net after‑tax total return opportunities in both taxable and tax‑exempt securities for an investor in the maximum federal tax bracket. For example, during certain market cycles a two‑year corporate security may offer a significantly higher yield to maturity both gross of taxes and net of the highest federal tax rate versus a two‑year tax‑exempt municipal security. In this situation, the Fund may purchase the corporate security if a clear net of tax yield advantage can be determined over tax‑exempt municipal alternatives. The Adviser will seek to capture such net of tax yield advantages on an opportunistic basis within the Fund’s maturity limitations described below.
The Fund currently anticipates that it will invest at least 50% of its total assets in municipal securities and other related investments, the income from which is exempt from regular U.S. federal income tax.
The Fund is not limited in the amount of its assets that may be invested in alternative minimum tax (“AMT”) obligations (also known as private activity bonds), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between six and eighteen months. Under normal circumstances, the Fund will invest only in securities with a duration of three years or less at the time of purchase. NTI may adjust the Fund’s holdings based on actual or anticipated changes in interest rates or credit quality, and may shorten the Fund’s duration below six months based on NTI’s interest rate outlook or adverse market conditions.
The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds, corporate-backed municipal bonds, revenue obligation bonds, and other municipal securities, treasury, agency, asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable net after‑tax return in light of these risks.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to maximize after‑tax returns by pursuing what NTI believes to be the best net after‑tax total return opportunities in both taxable and tax‑exempt securities for an investor in the maximum federal tax bracket. For example, during certain market cycles a two‑year corporate security may offer a significantly higher yield to maturity both gross of taxes and net of the highest federal tax rate versus a two‑year tax‑exempt municipal security. In this situation, the Fund may purchase the corporate security if a clear net of tax yield advantage can be determined over tax‑exempt municipal alternatives. The Adviser will seek to capture such net of tax yield advantages on an opportunistic basis within the Fund’s maturity limitations described below.
The Fund currently anticipates that it will invest at least 50% of its total assets in municipal securities and other related investments, the income from which is exempt from regular U.S. federal income tax.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will, under normal circumstances, invest primarily (and not less than 80% of its net assets) in fixed-income securities.
U.S. GOVERNMENT FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking a high level of current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and repurchase agreements relating to such securities. These may include:
∎	U.S. Treasury bills, notes and bonds;
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

∎
Mortgage-related securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, including U.S. agency mortgage-backed pass-through securities (“MBS”) that may not be backed by the full faith and credit of the U.S. government;

∎	Stripped securities evidencing ownership of future interest or principal payments on obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises; and
∎	Inflation-indexed securities issued by the U.S. Treasury, known as U.S. Treasury Inflation-Protected Securities, or TIPS.
The Fund may also seek to obtain all or a portion of the Fund’s exposure to MBS by investing in shares of one or more affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
The Fund may seek to obtain exposure to MBS through to‑be‑announced (“TBA”) transactions. Most transactions in MBS occur through TBA transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed and mortgage-related securities) that the team believes will provide a favorable return in light of these risks.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between one and ten years.
The Fund may also make significant investments in securities issued by U.S. government-sponsored enterprises. Obligations issued by U.S. government-sponsored enterprises are neither issued nor guaranteed by the U.S. Treasury and therefore are not backed by the full faith and credit of the United States.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed and mortgage-related securities) that the team believes will provide a favorable return in light of these risks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking a high level of current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and repurchase agreements relating to such securities.
ARIZONA TAX-EXEMPT FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in instruments that pay income that is exempt from Arizona State personal income tax (“Arizona municipal instruments”). The instruments in which the Fund invests as part of the foregoing 80% policy may include certain securities of issuers located outside the State of Arizona, if such securities pay income exempt from the Arizona State personal income tax.
A municipal instrument is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax‑exempt. The municipal instruments in which the Fund invests may include:
∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;
∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;
∎	Industrial development bonds;
∎	Moral obligation bonds;
∎	Tax‑exempt derivative instruments;
∎	Stand‑by commitments; and
∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions.
The Fund primarily invests in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). However, it may invest up to 15% of its net assets in obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a limited portion of the Fund’s dividends may be subject to federal tax.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between ten and thirty years.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in instruments that pay income that is exempt from Arizona State personal income tax (“Arizona municipal instruments”). The instruments in which the Fund invests as part of the foregoing 80% policy may include certain securities of issuers located outside the State of Arizona, if such securities pay income exempt from the Arizona State personal income tax.

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in instruments that pay income that is exempt from California state personal income tax (“California municipal instruments”). The instruments in which the Fund invests as part of the foregoing 80% policy may include certain securities of issuers located outside the State of California, if such securities pay income exempt from the California state personal income tax.
A municipal instrument is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax‑exempt. The municipal instruments in which the Fund invests may include:
∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;
∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;
∎	Industrial development bonds;
∎	Moral obligation bonds;
∎	Tax‑exempt derivative instruments;
∎	Stand‑by commitments; and
∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions.
The Fund primarily invests in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). However, it may invest up to 15% of its net assets in obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between three and ten years.
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in instruments that pay income that is exempt from California state personal income tax (“California municipal instruments”). The instruments in which the Fund invests as part of the foregoing 80% policy may include certain securities of issuers located outside the State of California, if such securities pay income exempt from the California state personal income tax.

CALIFORNIA TAX-EXEMPT FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in instruments that pay income that is exempt from California state personal income tax (“California municipal instruments”). The instruments in which the Fund invests as part of the foregoing 80% policy may include certain securities of issuers located outside the State of California, if such securities pay income exempt from the California state personal income tax.
A municipal instrument is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax‑exempt. The municipal instruments in which the Fund invests may include:
∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;
∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;
∎	Industrial development bonds;
∎	Moral obligation bonds;
∎	Tax‑exempt derivative instruments;
∎	Stand‑by commitments; and
∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions.
The Fund primarily invests in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI), as determined at the time of purchase. However, it may invest up to 15% of its net assets in obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative Minimum Tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks.
NTI may engage in active trading, and will not consider portfolio trading a limiting factor in making decisions for the Fund.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between ten and thirty years.
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in instruments that pay income that is exempt from California state personal income tax (“California municipal instruments”). The instruments in which the Fund invests as part of the foregoing 80% policy may include certain securities of issuers located outside the State of California, if such securities pay income exempt from the California state personal income tax.

INTERMEDIATE TAX-EXEMPT FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments. A municipal instrument is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax‑exempt. The municipal instruments in which the Fund invests may include:
∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;
∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;
∎	Industrial development bonds;
∎	Moral obligation bonds;
∎	Tax‑exempt derivative instruments;
∎	Stand‑by commitments; and
∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions.
The Fund primarily invests in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). However, it may invest up to 15% of its net assets in obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax.
Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds, corporate-backed municipal bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between three and ten years.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds, corporate-backed municipal bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax.
LIMITED TERM TAX-EXEMPT FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments. A municipal instrument is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax‑exempt. The municipal instruments in which the Fund invests may include:
∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;
∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;
∎	Industrial development bonds;
∎	Moral obligation bonds;
∎	Tax‑exempt derivative instruments;
∎	Stand‑by commitments; and
∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions.
The Fund primarily invests in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). However, it may invest up to 15% of its net assets in obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds, corporate-backed municipal bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks. NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range from at least one year to less than six years.
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund primarily invests in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). However, it may invest up to 15% of its net assets in obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.

TAX-EXEMPT FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking high current income exempt from regular federal income tax, the Fund may invest in a broad range of municipal instruments. A municipal instrument is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax‑exempt. The municipal instruments in which the Fund invests may include:
∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;
∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;
∎	Industrial development bonds;
∎	Moral obligation bonds;
∎	Tax‑exempt derivative instruments;
∎	Stand‑by commitments; and
∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions.
The Fund primarily invests in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). However, it may invest up to 15% of its net assets in obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between ten and thirty years.
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund primarily invests in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). However, it may invest up to 15% of its net assets in obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.

ACTIVE M EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled in emerging and frontier markets. Emerging and frontier markets are defined as those markets included in the MSCI Emerging Markets Index and MSCI FM (Frontier Markets) Index. The Fund’s sub‑advisers may also consider emerging and frontier markets as classified by the World Bank, International Finance Corporation or the United Nations and other similar agencies. The Fund may invest in companies of any size located in a number of countries throughout the world. The principal types of equity securities in which the Fund invests include common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s common stock investments also include China A‑shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub‑advisers, NTI will consider a variety of factors, including but not limited to the sub‑adviser’s style, historical performance, and the characteristics of each sub‑adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). NTI seeks, through its selection of sub‑advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors and/or countries. As of March 31, 2026, the Fund had focused investments in the financials and information technology sectors, and in China, South Korea, and Taiwan.
The sub‑advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
Morgan Stanley Capital International, Inc. (“MSCI”) does not endorse any of the securities in the MSCI Emerging Markets Index or MSCI FM (Frontier Markets) Index. It is not a sponsor of the Active M Emerging Markets Equity Fund and is not affiliated with the Fund in any way.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled in emerging and frontier markets. Emerging and frontier markets are defined as those markets included in the MSCI Emerging Markets Index and MSCI FM (Frontier Markets) Index. The Fund’s sub‑advisers may also consider emerging and frontier markets as classified by the World Bank, International Finance Corporation or the United Nations and other similar agencies. The Fund may invest in companies of any size located in a number of countries throughout the world. The principal types of equity securities in which the Fund invests include common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s common stock investments also include China A‑shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled in emerging and frontier markets.
ACTIVE M INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily invests in companies domiciled in developed markets. The principal types of equity securities in which the Fund invests include common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets (i.e., those that are generally in the early stages of their industrial cycles).
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub‑advisers, NTI will consider a variety of factors, including but not limited to the sub‑adviser’s style, historical performance, and the characteristics of each sub‑adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). NTI seeks, through its selection of sub‑advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors, countries and/or geographic regions. As of March 31, 2026, the Fund had focused investments in the financials and industrials sectors, and in the United Kingdom and European Union.
The sub‑advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily invests in companies domiciled in developed markets. The principal types of equity securities in which the Fund invests include common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets (i.e., those that are generally in the early stages of their industrial cycles).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S.
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking to achieve total return, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities of infrastructure companies listed on a domestic or foreign exchange. The Fund invests primarily in equity securities, including common stock, of infrastructure companies. Under normal circumstances, the Fund will invest at least 40%, and may invest up to 100%, of its net assets in the securities of infrastructure companies economically tied to a foreign (non‑U.S.) country, including emerging market countries (i.e., those that are generally in the early stages of their industrial cycles). The Fund may invest in large, medium or small capitalization infrastructure companies. The Fund will invest at least 25% or more of its total assets in issuers principally engaged in the infrastructure business.
The Fund considers a company to be engaged in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. The Fund defines “infrastructure” as the systems and networks of energy, transportation, utilities, communication and other services required for the normal function of society. Infrastructure companies are involved in, among other things: (1) the generation, transmission and distribution of electric energy; (2) the storage, transportation and distribution of natural resources, such as natural gas, used to produce energy; (3) alternative and sustainable energy sources; (4) the building, operation and maintenance of highways, toll roads, tunnels, bridges and parking lots; (5) the building, operation and maintenance of airports and ports, railroads and mass transit systems; (6) telecommunications and digital infrastructure, including wireless, cable networks and data centers; (7) water treatment and distribution; (8) social infrastructure and other public services such as health care and education; and (9) businesses tied to future infrastructure spending and infrastructure project management including consultancy and engineering.
The Fund may enter into spot and forward foreign currency exchange contracts to facilitate settlement of securities transactions.
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub‑advisers, NTI will consider a variety of factors, including but not limited to the sub‑adviser’s investment approach, historical performance, and the characteristics of each sub‑adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). NTI seeks, through its selection of sub‑advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve total return, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities of infrastructure companies listed on a domestic or foreign exchange. The Fund invests primarily in equity securities, including common stock, of infrastructure companies. Under normal circumstances, the Fund will invest at least 40%, and may invest up to 100%, of its net assets in the securities of infrastructure companies economically tied to a foreign (non‑U.S.) country, including emerging market countries (i.e., those that are generally in the early stages of their industrial cycles). The Fund may invest in large, medium or small capitalization infrastructure companies. The Fund will invest at least 25% or more of its total assets in issuers principally engaged in the infrastructure business.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking to achieve total return, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities of infrastructure companies listed on a domestic or foreign exchange.
Strategy Portfolio Concentration [Text]	The Fund will invest at least 25% or more of its total assets in issuers principally engaged in the infrastructure business. The Fund considers a company to be engaged in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. The Fund defines “infrastructure” as the systems and networks of energy, transportation, utilities, communication and other services required for the normal function of society. Infrastructure companies are involved in, among other things: (1) the generation, transmission and distribution of electric energy; (2) the storage, transportation and distribution of natural resources, such as natural gas, used to produce energy; (3) alternative and sustainable energy sources; (4) the building, operation and maintenance of highways, toll roads, tunnels, bridges and parking lots; (5) the building, operation and maintenance of airports and ports, railroads and mass transit systems; (6) telecommunications and digital infrastructure, including wireless, cable networks and data centers; (7) water treatment and distribution; (8) social infrastructure and other public services such as health care and education; and (9) businesses tied to future infrastructure spending and infrastructure project management including consultancy and engineering.
MULTI-MANAGER GLOBAL REAL ESTATE FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation and current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of real estate companies and real estate related companies (collectively “real estate companies”). This means that the Fund will concentrate its investments (i.e., invest at least 25% or more of its total assets) in issuers principally engaged in real estate activities. The Fund considers companies to be engaged in real estate activities if they derive a significant portion of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or if they have a significant portion of their assets in these types of real estate-related areas. The Fund will invest in equity-related securities of U.S. and foreign real estate companies. The Fund does not invest directly in real estate.
The Fund’s investments in equity-related securities of real estate companies will generally be primarily in securities of companies known as real estate investment trusts (“REITs”) or U.S. or non‑U.S. REIT-like companies that own and/or manage property. The Fund may invest without limit in the securities of REITs. The Fund may also invest in equity securities of other types of real estate companies including REITs that invest in real estate-related loans and real estate operating companies.
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub‑advisers, NTI will consider a variety of factors, including but not limited to the sub‑adviser’s style, historical performance, and the characteristics of each sub‑adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). NTI seeks, through its selection of sub‑advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking long-term capital appreciation and current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of real estate companies and real estate related companies (collectively “real estate companies”). This means that the Fund will concentrate its investments (i.e., invest at least 25% or more of its total assets) in issuers principally engaged in real estate activities. The Fund considers companies to be engaged in real estate activities if they derive a significant portion of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or if they have a significant portion of their assets in these types of real estate-related areas. The Fund will invest in equity-related securities of U.S. and foreign real estate companies. The Fund does not invest directly in real estate.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking long-term capital appreciation and current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of real estate companies and real estate related companies (collectively “real estate companies”).
Strategy Portfolio Concentration [Text]	In seeking long-term capital appreciation and current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of real estate companies and real estate related companies (collectively “real estate companies”). This means that the Fund will concentrate its investments (i.e., invest at least 25% or more of its total assets) in issuers principally engaged in real estate activities. The Fund considers companies to be engaged in real estate activities if they derive a significant portion of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or if they have a significant portion of their assets in these types of real estate-related areas. The Fund will invest in equity-related securities of U.S. and foreign real estate companies. The Fund does not invest directly in real estate.
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities that are rated below investment grade (commonly referred to as “junk bonds”). Bonds and other fixed-income securities may include:
∎	Obligations of U.S. and foreign corporations and banks;
∎	Senior and subordinated bonds and debentures;
∎	Zero coupon, pay‑in‑kind and capital appreciation bonds;
∎	Convertible securities, preferred stock, structured securities; and
∎	Loans and loan participations.
The sub‑advisers may shift the Fund’s assets among various types of securities based upon changing market conditions, yield differences and the credit-worthiness of issuers among other things.
Lower quality securities or below-investment grade securities are those rated BB, Ba or lower by a Nationally Recognized Statistical Rating Organization (“NRSRO”), or unrated securities determined to be of comparable quality by one or more of the Fund’s sub‑advisers. There is no minimum rating for a security purchased or held by the Fund, and the Fund may purchase securities that are in default. The Fund does not have any portfolio maturity limitation, and may invest its assets from time to time primarily in instruments with short, medium or long maturities.
Although the Fund primarily invests in the debt obligations of domestic issuers, it may invest in debt obligations of foreign issuers. The Fund’s investments in foreign issuers together with notional underlying foreign currency exposure are not expected to exceed 30%.
The Fund may invest up to 15% of its net assets in “illiquid investments,” i.e. those that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub‑advisers, NTI will consider a variety of factors, including but not limited to the sub‑adviser’s investment approach, historical performance, and the characteristics of each sub‑adviser’s allocated assets (including duration, credit quality, average maturity, industry and geographic region). NTI seeks, through its selection of sub‑advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the industrials sector.
The sub‑advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities that are rated below investment grade (commonly referred to as “junk bonds”). Bonds and other fixed-income securities may include:
∎	Obligations of U.S. and foreign corporations and banks;
∎	Senior and subordinated bonds and debentures;
∎	Zero coupon, pay‑in‑kind and capital appreciation bonds;
∎	Convertible securities, preferred stock, structured securities; and
∎	Loans and loan participations.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities that are rated below investment grade (commonly referred to as “junk bonds”).
NORTHERN ULTRASHORT FIXED INCOME FUND [Member] | ULTRA-SHORT FIXED INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will, under normal circumstances, invest primarily (and not less than 80% of its net assets) in fixed-income securities. These include:
∎	Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises;
∎	Obligations of U.S. state and local governments, and foreign governments;
∎	Commercial paper and other obligations of domestic and foreign banks and corporations;
∎	Zero coupon bonds and debentures;
∎	Inflation-indexed securities; and
∎	Mortgage and other asset-backed securities, including collateralized mortgage obligations (“CMOs”).
Under normal market conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry. Companies in the financial services industry include but are not limited to U.S. and non‑U.S. companies involved in banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates, and related asset-backed securities.
The Fund invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). Credit ratings are determined at the time of purchase. The Fund’s average portfolio is expected to be “A” or better. The
Fund will focus primarily on U.S. securities, but may invest in fixed-income securities of foreign issuers. The Fund’s investments in foreign securities will consist only of U.S. dollar-denominated securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
The Fund seeks to provide investors with more yield than a money market fund with the potential for capital appreciation. The Fund is not a money market fund, and its net asset value (“NAV”) will fluctuate.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable return in light of these risks.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between six and eighteen months. Under normal circumstances, the Fund will invest only in securities with a duration of three years or less at the time of purchase. NTI may adjust the Fund’s holdings based on actual or anticipated changes in interest rates or credit quality, and may shorten the Fund’s duration below six months based on NTI’s interest rate outlook or adverse market conditions.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Under normal market conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry. Companies in the financial services industry include but are not limited to U.S. and non‑U.S. companies involved in banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates, and related asset-backed securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will, under normal circumstances, invest primarily (and not less than 80% of its net assets) in fixed-income securities.
Siebert Williams Shank Shares [Member] | ULTRA-SHORT FIXED INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will, under normal circumstances, invest primarily (and not less than 80% of its net assets) in fixed-income securities. These include:
∎	Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises;
∎	Obligations of U.S. state and local governments, and foreign governments;
∎	Commercial paper and other obligations of domestic and foreign banks and corporations;
∎	Zero coupon bonds and debentures;
∎	Inflation-indexed securities; and
∎	Mortgage and other asset-backed securities, including collateralized mortgage obligations (“CMOs”).
Under normal market conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry. Companies in the financial services industry include but are not limited to U.S. and non‑U.S.
companies involved in banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates, and related asset-backed securities.
The Fund invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by the Fund’s investment adviser). Credit ratings are determined at the time of purchase. The Fund’s average portfolio is expected to be “A” or better. The Fund will focus primarily on U.S. securities, but may invest in fixed-income securities of foreign issuers. The Fund’s investments in foreign securities will consist only of U.S. dollar-denominated securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
The Fund seeks to provide investors with more yield than a money market fund with the potential for capital appreciation. The Fund is not a money market fund, and its share price will fluctuate.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable return in light of these risks.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between six and eighteen months. Under normal circumstances, the Fund will invest only in securities with a duration of three years or less at the time of purchase. NTI may adjust the Fund’s holdings based on actual or anticipated changes in interest rates or credit quality, and may shorten the Fund’s duration below six months based on NTI’s interest rate outlook or adverse market conditions.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Under normal market conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry. Companies in the financial services industry include but are not limited to U.S. and non‑U.S.
companies involved in banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates, and related asset-backed securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will, under normal circumstances, invest primarily (and not less than 80% of its net assets) in fixed-income securities.